UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Zimmer Lucas Capital, LLC

Address:    535 Madison Avenue, 6th Floor
            New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stuart J. Zimmer
Title:      Managing Member
Phone:      212-440-0740

Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer                New York, New York       February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     67

Form 13F Information Table Value Total:     $770,062
                                           (thousands)

List of Other Included Managers:

No.   Form 13F File Number      Name

1.    28-10735                  ZLP Master Utility Fund, Ltd.

2.    28-10775                  ZLP Master Opportunity Fund, Ltd.

3.    28-11923                  ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                     Zimmer Lucas Capital, LLC
                                                         December 31, 2010
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS      SOLE   SHARED  NONE
--------------                --------------    -----     -------   -------   --- ----   ----------   -----      ----   ------  ----
AGL RES INC                   COM             001204106   1,793     50,000    SH          SHARED        1,2        50,000
ALLEGHENY ENERGY INC          COM             017361106  16,968    700,000    SH          SHARED        1,2       700,000
ALLIANT ENERGY CORP           COM             018802108   3,677    100,000    SH          SHARED        1,2       100,000
ANADARKO PETE CORP            COM             032511107     381      5,000    SH          SHARED        2           5,000
ATMOS ENERGY CORP             COM             049560105   1,170     37,500    SH          SHARED        1,2        37,500
BARRETT BILL CORP             COM             06846N104  10,221    248,500    SH          SHARED        2,3       248,500
BLACK HILLS CORP              COM             092113109  10,500    350,000    SH          SHARED        1,2       350,000
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER  096627104  11,486    368,971    SH          SHARED        3         368,971
BRIGHAM EXPLORATION CO        COM             109178103   1,100      4,000        CALL    SHARED        2,3         4,000
CARRIZO OIL & CO INC          COM             144577103  14,106    408,990    SH          SHARED        2,3       408,990
CIMAREX ENERGY CO             COM             171798101  37,404    422,500    SH          SHARED        2,3       422,500
CLECO CORP NEW                COM             12561W105   8,151    265,000    SH          SHARED        1,2       265,000
CMS ENERGY CORP               COM             125896100  19,995  1,075,000    SH          SHARED        1,2     1,075,000
CONCHO RES INC                COM             20605P101  19,682    224,500    SH          SHARED        2,3       224,500
CONSOLIDATED EDISON INC       COM             209115104   3,718     75,000    SH          SHARED        1,2        75,000
CONSTELLATION ENERGY GROUP I  COM             210371100   1,532     50,000    SH          SHARED        1,2        50,000
CONTINENTAL RESOURCES INC     COM             212015101   3,134     53,258    SH          SHARED        2,3        53,258
DOMINION RES INC VA NEW       COM             25746U109   7,649    179,053    SH          SHARED        1,2       179,053
DTE ENERGY CO                 COM             233331107  17,359    383,038    SH          SHARED        1,2       383,038
DUNCAN ENERGY PARTNERS LP     COM UNITS       265026104   8,684    270,600    SH          SHARED        3         270,600
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A   26833A105     677     25,000    SH          SHARED        1,2        25,000
EL PASO PIPELINE PARTNERS L   COM UNIT LPI    283702108   5,226    156,223    SH          SHARED        3         156,223
ENBRIDGE ENERGY PARTNERS L P  COM             29250R106   6,111     97,963    SH          SHARED        3          97,963
ENTERGY CORP NEW              COM             29364G103   4,250     60,000    SH          SHARED        1,2        60,000
FERRELLGAS PARTNERS L.P.      UNIT LTD PART   315293100   2,158     84,253    SH          SHARED        3          84,253
FOREST OIL CORP               COM PAR $0.01   346091705  38,365  1,010,406    SH          SHARED        2,3     1,010,406
GASTAR EXPL LTD               COM NEW         367299203   1,828    425,000    SH          SHARED        2         425,000
GOODRICH PETE CORP            COM NEW         382410405   5,288    299,800    SH          SHARED        2,3       299,800
ITC HLDGS CORP                COM             465685105   4,495     72,525    SH          SHARED        1,2        72,525
KODIAK OIL & GAS CORP         COM             50015Q100  11,880  1,799,995    SH          SHARED        2,3     1,799,995
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100     492      8,000    SH          SHARED        2           8,000
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN  570759100   3,681     85,000    SH          SHARED        3          85,000
MV OIL TR                     TR UNITS        553859109   1,793     44,967    SH          SHARED        3          44,967
NEW JERSEY RES                COM             646025106   5,966    138,400    SH          SHARED        1,2       138,400
NEWFIELD EXPL CO              COM             651290108  10,059    139,500    SH          SHARED        2,3       139,500
NEXTERA ENERGY INC            COM             65339F101   5,199    100,000    SH          SHARED        1,2       100,000
NISOURCE INC                  COM             65473P105  28,662  1,626,700    SH          SHARED        1,2,3   1,626,700
NORTHEAST UTILS               COM             664397106   3,188    100,000    SH          SHARED        1,2       100,000
NV ENERGY INC                 COM             67073Y106   7,025    500,000    SH          SHARED        1,2       500,000
OGE ENERGY CORP               COM             670837103   9,308    204,400    SH          SHARED        1,2       204,400
ONEOK INC NEW                 COM             682680103  43,544    785,000    SH          SHARED        1,2,3     785,000
PG&E CORP                     COM             69331C108   9,568    200,000    SH          SHARED        1,2       200,000
PETROHAWK ENERGY CORP         COM             716495106  40,965  2,244,647    SH          SHARED        2,3     2,244,647
PINNACLE WEST CAP CORP        COM             723484101  10,280    248,000    SH          SHARED        1,2       248,000
PIONEER NAT RES CO            COM             723787107  41,659    479,833    SH          SHARED        2,3       479,833
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN  726503105   2,700     43,000    SH          SHARED        3          43,000
PROGRESS ENERGY INC           COM             743263105     854     19,635    SH          SOLE                     19,635
PLAINS EXPL& PRODTN CO        COM             726505100  31,015    965,000    SH          SHARED        2,3       965,000
QLIK TECHNOLOGIES INC         COM             74733T105     233      9,000    SH          SHARED        3           9,000
QUESTAR CORP                  COM             748356102  17,236    990,000    SH          SHARED        1,2       990,000
QUICKSILVER RESOURCES INC     COM             74837R104   8,540    579,400    SH          SHARED        2,3       579,400
RANGE RES CORP                COM             75281A109  11,357    252,500    SH          SHARED        2,3       252,500
REGENCY ENERGY PARTNERS L P   COM UNITS L P   75885Y107   8,396    307,986    SH          SHARED        3         307,986
REX ENERGY CORPORATION        COM             761565100  15,029  1,101,005    SH          SHARED        2,3     1,101,005
SEMPRA ENERGY                 COM             816851109  48,125    917,022    SH          SHARED        1,2       917,022
SM ENERGY CO                  COM             78454L100  41,057    696,700    SH          SHARED        2,3       696,700
SOUTH JERSEY INDS INC         COM             838518108   1,585     30,000    SH          SHARED        1,2        30,000
SOUTHERN CO                   COM             842587107  24,850    650,000    SH          SHARED        1,2       650,000
SOUTHERN UN CO NEW            COM             844030106  29,989  1,245,923    SH          SHARED        1,2,3   1,245,923
SPDR GOLD TRUST               GOLD SHS        78463V107   6,148     44,319    SH          SHARED        2          44,319
SPDR S&P 500 ETF TR           TR UNIT         78462F103   1,376      3,500        CALL    SHARED        2,3         3,500
STONE ENERGY CORP             COM             861642106   9,721    436,100    SH          SHARED        2,3       436,100
SUNOCO LOGISTICS PRTNRS L P   COM UNITS       86764L108   1,149     13,743    SH          SHARED        3          13,743
TARGA RES CORP                COM             87612G101   3,217    120,000    SH          SHARED        2         120,000
WHITING PETE CORP NEW         COM             966387102     265        500        CALL    SHARED        2,3           500
WILLIAMS PARTNERS L P         COM UNIT L P    96950F104   5,727    122,772    SH          SHARED        3         122,772
WISCONSIN ENERGY CORP         COM             976657106   1,118     19,000    SH          SHARED        1,2        19,000


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